Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Longterm Notes Payable Current And Noncurrent Abstract
Schedule of Convertible Notes Payable	Convertible notes payable as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Secured convertible promissory notes	$24,860,000	$24,860,000
6% subordinated convertible promissory notes	2,520,346	2,520,346
Private placements of convertible promissory notes	1,222,408	-
Total convertible notes payable	28,602,754	27,380,346
Less: debt discounts	(1,936,534)	(2,712,547)
Total convertible notes payable, net	$26,666,220	$24,667,799

Current portion of convertible notes payable, net	$3,614,142	$-
Convertible notes payable, net of current portion	$23,052,078	$24,667,799

Schedule of Estimated Future Minimum Principal Payments of Convertible Notes Payable	Estimated future minimum principal payments of convertible notes payable for the next five years consists of the following as of December 31, 2023:
Year Ending December 31,	Amount
2024	$3,742,754
2025	-
2026	24,860,000
Total payments	$28,602,754